Consolidated Statement of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Loss for the year		$ (18,057)	[1],[2]	$ (18,347)	[3],[4]	$ (40,290)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation		1,027		786		251
Share based compensation		5,324		4,868		843
Loss on impairment of goodwill		1,027
Loss (gain) on revaluation of warrant liability		(1,255)		254		30,895
Change in provisions		(85)		1,190
Change in severance liability		88		(154)		(20)
Change in inventory		125		690		(1,128)
Change in trade receivables		(104)		990		(661)
Change in other account receivables		1,910		(2,383)		(81)
Accrued interest on loans and leases		9		13		36
Change in accounts payable		(482)		860		448
Change in deferred revenues		(1,373)		1,439
Change in other accounts payable		459		363		329
Cash flow from operating activities		(11,387)		(9,431)		(9,378)
Cash flows from investing activities
Change in deposits		(69)		48		132
Investment in subsidiary				(879)
Investment in an associate		(77)
Purchase of property, plant and equipment		(174)		(727)		(412)
Cash flow used in investing activities		(320)		(1,559)		(280)
Cash flows from financing activities
Issuance of shares and warrants, net		10,317		3,894		8,358
Change in other accounts payables		1,119
Exercise of options				208		742
Exercise of warrants		102		1,379		3,386
Lease payments		(336)		(337)		(111)
Repayment of loans		(476)		(342)		(316)
Proceeds from receipt of loans		167		1,294		296
Cash flows from financing activities		10,893		6,096		12,355
Increase (decrease) in cash and cash equivalents		(814)		(4,894)		2,697
Effect of changes in foreign exchange rates		465		(960)		376
Cash at beginning of year		2,616		8,470		5,397
Cash at the end of the year		2,267		2,616		8,470
Taxes paid during the year				74
Interest paid during the year		80		49		34
Reclassification of warrant liability to warrant reserve				51		43,964
Reclassification of other account payables to short term loans				359
Recognition of a lease liability and right-of-use asset				947
Sale of fixed asset				188
Issuance of shares in respect of Isramat deal				2,089
Issuance of the Company’s ordinary shares				1,747
Commitment to selling shareholders				343
Working capital other than cash and cash equivalents				(869)
Liability for severance pay fund, net				35
Property, plant and equipment				(636)
Benefit shareholder consulting agreement				(27)
Customer relations				(284)
Goodwill				(1,188)
Total cash and cash equivalents paid ()	[5]			$ (879)

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	All non-current assets are located in the state of Israel.
[4]	All revenues are generated in the state of Israel.
[5]	See note 7.